Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Clinical trial related costs	87,777	73,693	45,250
Personnel compensation and related costs	46,246	35,340	24,848
Other research and development expenses	4,167	5,128	5,425
	138,190	114,161	75,523